SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.0%
	BANKING - 3.0%
2,526	JPMorgan Chase & Company	$ 630,793

	COMMERCIAL SUPPORT SERVICES - 6.0%
4,827	Clean Harbors, Inc.(a)	1,255,454

	CONSTRUCTION MATERIALS - 4.4%
1,560	Martin Marietta Materials, Inc.	936,000

	CONTAINERS & PACKAGING - 4.8%
10,958	Crown Holdings, Inc.	1,009,122

	ELECTRICAL EQUIPMENT - 10.7%
5,658	AMETEK, Inc.	1,099,802
30,277	API Group Corporation(a)	1,143,866
		2,243,668
	HEALTH CARE FACILITIES & SERVICES - 7.2%
7,668	Charles River Laboratories International, Inc.(a)	1,526,392

	INFRASTRUCTURE REIT - 4.8%
4,424	SBA Communications Corporation, Class A	1,000,930

	INSTITUTIONAL FINANCIAL SERVICES - 5.1%
6,705	Intercontinental Exchange, Inc.	1,079,237

	INSURANCE – 6.9%
2,664	Aon PLC, Class A	1,043,062
8,696	Equitable Holdings, Inc.	419,408
		1,462,470
	MEDICAL EQUIPMENT & DEVICES - 7.9%
4,425	Becton Dickinson & Company	981,908
2,828	Danaher Corporation	677,843
		1,659,751

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.0% (Continued)
	PUBLISHING & BROADCASTING - 5.5%
13,213	Liberty Media Corp-Liberty Formula One(a)	$ 1,167,501

	REAL ESTATE SERVICES - 4.5%
6,761	CBRE Group, Inc., Class A(a)	946,472

	SEMICONDUCTORS - 6.1%
13,764	Marvell Technology, Inc.	1,275,785

	SPECIALTY FINANCE - 3.0%
5,749	Walker & Dunlop, Inc.	633,425

	TECHNOLOGY HARDWARE - 4.7%
7,218	Jabil, Inc.	980,421

	TECHNOLOGY SERVICES - 4.7%
2,154	CACI International, Inc., Class A(a)	990,582

	TRANSPORTATION & LOGISTICS - 4.7%
12,964	Canadian Pacific Kansas City Ltd.	992,913

	TOTAL COMMON STOCKS (Cost $16,849,854)	19,790,916

	SHORT-TERM INVESTMENT — 6.1%
	MONEY MARKET FUND - 6.1%
1,280,600	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $1,280,600)(b)	1,280,600

	TOTAL INVESTMENTS - 100.1% (Cost $18,130,454)	$ 21,071,516
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(14,285)
	NET ASSETS - 100.0%	$ 21,057,231

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.3%
	ADVERTISING & MARKETING - 1.8%
5,400	Trade Desk, Inc. (The), Class A(a)	$ 694,170

	APPAREL & TEXTILE PRODUCTS - 1.6%
3,040	Deckers Outdoor Corporation(a)	595,718

	ASSET MANAGEMENT - 2.2%
1,480	Ameriprise Financial, Inc.	849,476

	AUTOMOTIVE - 0.4%
410	Tesla, Inc.(a)	141,516

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.7%
910	AbbVie, Inc.	166,466
1,060	Alnylam Pharmaceuticals, Inc.(a)	268,254
760	Eli Lilly & Company	604,467
		1,039,187
	CONSTRUCTION MATERIALS - 1.9%
1,590	Carlisle Companies, Inc.	726,153

	E-COMMERCE DISCRETIONARY - 3.9%
7,195	Amazon.com, Inc.(a)	1,495,769

	ELECTRICAL EQUIPMENT - 0.6%
1,160	Generac Holdings, Inc.(a)	218,312

	ENGINEERING & CONSTRUCTION - 2.0%
620	Quanta Services, Inc.	213,602
12,900	Tetra Tech, Inc.	535,479
		749,081
	ENTERTAINMENT CONTENT - 3.2%
3,640	AppLovin Corporation, Class A(a)	1,225,770

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	FOOD - 0.5%
3,700	Pilgrim's Pride Corporation(a)	$ 190,957

	HEALTH CARE FACILITIES & SERVICES - 1.9%
4,320	DaVita, Inc.(a)	717,854

	HOUSEHOLD PRODUCTS - 2.2%
1,240	Clorox Company (The)	207,291
4,590	Kimberly-Clark Corporation	639,617
		846,908
	INSURANCE - 2.3%
3,260	Progressive Corporation (The)	876,548

	INTERNET MEDIA & SERVICES - 11.9%
4,040	Alphabet, Inc., Class A	682,558
4,045	Alphabet, Inc., Class C	689,632
2,670	Meta Platforms, Inc., Class A	1,533,434
450	Netflix, Inc.(a)	399,065
2,480	Roku, Inc.(a)	171,194
2,210	Spotify Technology S.A.(a)	1,054,082
		4,529,965
	LEISURE FACILITIES & SERVICES - 2.3%
3,530	Royal Caribbean Cruises Ltd.	861,532

	LEISURE PRODUCTS - 1.7%
9,920	Hasbro, Inc.	646,288

	MEDICAL EQUIPMENT & DEVICES - 2.0%
2,980	ResMed, Inc.	742,080

	RETAIL - CONSUMER STAPLES - 1.9%
730	Costco Wholesale Corporation	709,472

	RETAIL - DISCRETIONARY - 3.5%
3,720	Carvana Company, Class A(a)	968,762

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	RETAIL - DISCRETIONARY - 3.5% (Continued)
1,670	Dick's Sporting Goods, Inc.	$ 346,091
		1,314,853
	SEMICONDUCTORS - 11.5%
1,715	Advanced Micro Devices, Inc.(a)	235,255
1,374	Applied Materials, Inc.	240,052
5,200	Broadcom, Inc.	842,816
2,250	Lam Research Corporation	166,230
17,840	NVIDIA Corporation	2,466,380
2,555	QUALCOMM, Inc.	405,044
		4,355,777
	SOFTWARE - 24.2%
14,230	Doximity, Inc.(a)	754,190
25,950	Dropbox, Inc., Class A(a)	717,777
9,290	Fortinet, Inc.(a)	883,015
13,000	Gitlab, Inc.(a)	828,750
1,160	Guidewire Software, Inc.(a)	235,352
6,001	Microsoft Corporation	2,541,183
9,830	Nutanix, Inc., Class A(a)	641,702
8,970	Okta, Inc.(a)	695,713
340	Salesforce, Inc.	112,197
10,500	Twilio, Inc., Class A(a)	1,097,670
46,330	UiPath, Inc., Class A(a)	658,349
		9,165,898
	TECHNOLOGY HARDWARE - 10.6%
10,497	Apple, Inc.	2,491,253
2,210	Arista Networks, Inc.(a)	896,862
5,240	NetApp, Inc.	642,634
		4,030,749
	TECHNOLOGY SERVICES - 0.5%
360	Moody's Corporation	179,993

	TOTAL COMMON STOCKS (Cost $26,444,724)	36,904,026

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 2.8%
MONEY MARKET FUND - 2.8%
1,076,010	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $1,076,010)(b)	$ 1,076,010

	TOTAL INVESTMENTS - 100.1% (Cost $27,520,734)	$ 37,980,036
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(45,464)
	NET ASSETS - 100.0%	$ 37,934,572

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5%
	AEROSPACE & DEFENSE - 2.0%
7,265	Embraer S.A. - ADR(a)	$ 277,741

	APPAREL & TEXTILE PRODUCTS - 1.7%
3,845	Skechers USA, Inc., Class A(a)	245,388

	ASSET MANAGEMENT - 3.5%
1,673	Apollo Global Management, Inc.	292,825
1,135	Ares Management Corporation, CLASS A	200,589
		493,414
	BANKING - 6.6%
4,200	Comerica, Inc.	303,450
3,260	Western Alliance Bancorp	305,169
5,320	Zions Bancorporation	321,965
		930,584
	CAPITAL MARKETS - 2.5%
4,335	Nasdaq, Inc.	359,762

	CONSTRUCTION MATERIALS - 3.1%
1,545	Vulcan Materials Company	445,161

	ELECTRIC UTILITIES - 3.1%
2,750	Vistra Corporation	439,560

	ELECTRICAL EQUIPMENT - 9.1%
2,620	AAON, Inc.	357,210
860	Allegion plc	121,122
695	AMETEK, Inc.	135,094
1,005	GE Vernova, LLC(a)	335,791
420	Hubbell, Inc.	193,238
945	nVent Electric PLC	74,003
550	Vertiv Holdings Company	70,180
		1,286,638
	HOME CONSTRUCTION - 4.4%
4,340	AZEK Company, Inc. (The)(a)	230,541

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	HOME CONSTRUCTION - 4.4% (Continued)
535	DR Horton, Inc.	$ 90,297
1,805	Toll Brothers, Inc.	298,132
		618,970
	INDUSTRIAL REIT - 3.6%
2,905	EastGroup Properties, Inc.	500,270

	INDUSTRIAL SUPPORT SERVICES - 2.7%
1,330	Herc Holdings, Inc.	308,560
460	SiteOne Landscape Supply, Inc.(a)	70,495
		379,055
	INSURANCE - 2.9%
540	Allstate Corporation (The)	111,991
2,455	Kemper Corporation	175,508
565	Reinsurance Group of America, Inc.	129,046
		416,545
	INTERNET MEDIA & SERVICES - 1.4%
1,065	DoorDash, Inc., Class A(a)	192,211

	LEISURE FACILITIES & SERVICES - 10.0%
16,145	Carnival Corporation(a)	410,567
615	Domino's Pizza, Inc.	292,857
2,935	Royal Caribbean Cruises LTD.	716,315
		1,419,739
	LEISURE PRODUCTS - 3.7%
800	Axon Enterprise, Inc.(a)	517,568

	MACHINERY - 3.7%
815	Crane Company	148,395
3,415	Flowserve Corporation	208,384
3,220	Helios Technologies, Inc.	168,470
		525,249
	MEDICAL EQUIPMENT & DEVICES - 2.1%
680	Agilent Technologies, Inc.	93,820
5,250	Avantor, Inc.(a)	110,565

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.1% (Continued)
1,555	Bruker Corporation	$ 90,112
		294,497
	OIL & GAS PRODUCERS - 3.3%
57,620	Kosmos Energy Ltd.(a)	227,023
6,850	Range Resources Corporation	244,819
		471,842
	OIL & GAS SERVICES & EQUIPMENT - 2.5%
11,340	TechnipFMC plc	355,736

	REAL ESTATE SERVICES - 3.3%
30,535	Cushman & Wakefield PLC(a)	467,186

	RETAIL - DISCRETIONARY - 2.5%
42	AutoZone, Inc.(a)	133,121
1,420	Best Buy Company, Inc.	127,800
505	Builders FirstSource, Inc.(a)	94,167
		355,088
	SELF-STORAGE REIT - 0.9%
785	Extra Space Storage, Inc.	134,204

	SEMICONDUCTORS - 4.8%
6,045	Marvell Technology, Inc.	560,312
235	Monolithic Power Systems, Inc.	133,395
		693,707
	SOFTWARE - 2.5%
560	Tyler Technologies, Inc.(a)	352,335

	TECHNOLOGY HARDWARE - 2.4%
890	Celestica, Inc.(a)	75,864
430	Fabrinet(a)	100,869
320	Motorola Solutions, Inc.	159,904
		336,637
	TECHNOLOGY SERVICES - 3.8%
375	CACI International, Inc., Class A(a)	172,455

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY SERVICES - 3.8% (Continued)
335	CDW Corporation	$ 58,937
235	Equifax, Inc.	61,467
400	MSCI, Inc.	243,851
		536,710
	TRANSPORTATION & LOGISTICS - 3.3%
1,160	TFI International, Inc.	175,949
1,930	XPO, Inc.(a)	294,151
		470,100
	WHOLESALE - CONSUMER STAPLES - 2.1%
3,305	Performance Food Group Company(a)	291,633

	TOTAL COMMON STOCKS (Cost $9,401,255)	13,807,530

	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
339,106	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $339,106)(b)	339,106

	TOTAL INVESTMENTS - 99.9% (Cost $9,740,361)	$ 14,146,636
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	19,171
	NET ASSETS - 100.0%	$ 14,165,807

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9%
	AEROSPACE & DEFENSE - 1.4%
3,109	Archer Aviation, Inc., Class A(a)	$ 29,753
2,073	Leonardo DRS, Inc.(a)	72,078
946	Virgin Galactic Holdings, Inc.(a)	6,906
		108,737
	APPAREL & TEXTILE PRODUCTS - 0.7%
2,230	Wolverine World Wide, Inc.	51,714

	ASSET MANAGEMENT - 4.9%
2,838	Artisan Partners Asset Management, Inc., Class A	138,466
12,593	Kennedy-Wilson Holdings, Inc.	145,827
405	Virtus Investment Partners, Inc.	100,023
		384,316
	BANKING - 12.0%
3,334	Bank of Marin Bancorp	84,284
4,145	ChoiceOne Financial Services, Inc.	155,354
586	City Holding Company	76,954
6,600	Colony Bankcorp, Inc.	116,358
6,285	Fulton Financial Corporation	135,629
1,081	Guaranty Bancshares, Inc.	39,802
1,397	Northrim BanCorp, Inc.	118,843
1,802	RBB Bancorp	42,996
3,109	Sierra Bancorp	97,840
1,892	Washington Trust Bancorp, Inc.	70,269
		938,329
	BIOTECH & PHARMA - 5.7%
7,141	ADMA Biologics, Inc.(a)	143,605
18,382	Allogene Therapeutics, Inc.(a)	45,587
2,748	Arvinas, Inc.(a)	73,427
1,329	Janux Therapeutics, Inc.(a)	60,084
315	Krystal Biotech, Inc.(a)	62,187
180	TransMedics Group, Inc.(a)	15,608
405	Vaxcyte, Inc.(a)	38,208
		438,706

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	CHEMICALS - 0.4%
3,379	Rayonier Advanced Materials, Inc.(a)	$ 29,769

	CONSTRUCTION MATERIALS - 1.2%
1,104	Apogee Enterprises, Inc.	92,968

	CONSUMER SERVICES - 2.0%
2,118	Coursera, Inc.(a)	16,838
1,329	Stride, Inc.(a)	142,030
		158,868
	ELECTRICAL EQUIPMENT - 4.1%
3,019	Allient, Inc.	78,403
518	Badger Meter, Inc.	112,313
180	Powell Industries, Inc.	48,128
383	Watts Water Technologies, Inc., Class A	82,648
		321,492
	ENGINEERING & CONSTRUCTION - 4.0%
203	Comfort Systems USA, Inc.	100,134
293	EMCOR Group, Inc.	149,465
315	Sterling Infrastructure, Inc.(a)	61,252
		310,851
	EQUIPMENT - 1.5%
9,078	Perimeter Solutions, Inc.(a)	116,198

	FOOD - 2.3%
1,937	BellRing Brands, Inc.(a)	151,977
1,419	Phibro Animal Health Corporation, Class A	33,162
		185,139
	HEALTH CARE FACILITIES & SERVICES - 2.7%
315	Addus HomeCare Corporation(a)	38,695
1,081	HealthEquity, Inc.(a)	109,765
180	Medpace Holdings, Inc.(a)	61,313
		209,773
	HOME CONSTRUCTION - 3.5%
496	Century Communities, Inc.	44,819

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	HOME CONSTRUCTION - 3.5% (Continued)
653	KB Home	$ 54,029
338	M/I Homes, Inc.(a)	55,780
1,622	Taylor Morrison Home Corporation(a)	119,816
		274,444
	HOUSEHOLD PRODUCTS - 0.6%
1,171	Edgewell Personal Care Company	42,835

	INSURANCE - 4.0%
1,960	Mercury General Corporation	154,761
9,191	ProAssurance Corporation(a)	153,674
		308,435
	INTERNET MEDIA & SERVICES - 1.3%
1,847	EverQuote, Inc.(a)	35,444
2,027	HealthStream, Inc.	67,094
		102,538
	LEISURE FACILITIES & SERVICES - 2.6%
3,244	Madison Square Garden Entertainment Corporation(a)	119,996
248	Wingstop, Inc.	81,535
		201,531
	LEISURE PRODUCTS - 0.4%
2,658	Peloton Interactive, Inc., Class A(a)	27,484

	MEDICAL EQUIPMENT & DEVICES - 1.8%
766	Haemonetics Corporation(a)	67,002
1,780	Veracyte, Inc.(a)	76,451
		143,453
	METALS & MINING - 3.1%
4,573	Coeur Mining, Inc.(a)	29,542
12,030	Energy Fuels Inc(a)	87,337
5,789	Hecla Mining Company	31,955
2,163	Peabody Energy Corporation	51,588
6,758	SSR Mining, Inc.	39,264
		239,686

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	MORTGAGE FINANCE - 3.8%
10,993	Dynex Capital, Inc.	$ 137,963
7,659	KKR Real Estate Finance Trust, Inc.	89,074
5,519	Two Harbors Investment Corporation	64,848
		291,885
	OIL & GAS PRODUCERS - 1.9%
270	Murphy USA, Inc.	147,906

	OIL & GAS SERVICES & EQUIPMENT - 1.1%
1,847	Valaris Ltd.(a)	85,313

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
9,709	Claros Mortgage Trust, Inc.	65,925

	REAL ESTATE SERVICES - 0.7%
5,654	Redfin Corporation(a)	53,656

	RENEWABLE ENERGY - 0.2%
1,171	Sunrun, Inc.(a)	13,502

	RETAIL - DISCRETIONARY - 2.2%
586	Abercrombie & Fitch Company, Class A(a)	87,719
1,036	American Eagle Outfitters, Inc.	19,933
1	Builders FirstSource, Inc.(a)	186
1,284	Urban Outfitters, Inc.(a)	62,569
		170,407
	RETAIL REIT - 1.5%
541	Alexander's, Inc.	120,973

	SEMICONDUCTORS - 2.8%
2,275	Alpha & Omega Semiconductor Ltd.(a)	94,344
2,073	Rambus, Inc.(a)	119,840
		214,184
	SOFTWARE - 8.9%
225	Appfolio, Inc., Class A(a)	57,094

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	SOFTWARE - 8.9% (Continued)
180	Duolingo, Inc.(a)	$ 62,689
6,150	Fastly, Inc.(a)	52,152
9,394	Health Catalyst, Inc.(a)	82,949
1,059	Omnicell, Inc.(a)	49,339
1,307	Phreesia, Inc.(a)	27,486
315	Qualys, Inc.(a)	48,384
2,410	Sprout Social, Inc., Class A(a)	77,168
518	SPS Commerce, Inc.(a)	100,010
3,311	Weave Communications, Inc.(a)	45,261
12,030	Yext, Inc.(a)	99,368
		701,900
	SPECIALTY FINANCE - 1.7%
405	Mr Cooper Group, Inc.(a)	39,961
2,951	Onity Group, Inc.(a)	91,098
		131,059
	SPECIALTY REIT - 1.2%
6,353	Postal Realty Trust, Inc.	90,022

	STEEL - 1.6%
293	Carpenter Technology Corporation	56,854
1,216	Northwest Pipe Company(a)	68,175
		125,029
	TECHNOLOGY HARDWARE - 2.7%
811	Plexus Corporation(a)	133,328
3,086	TTM Technologies, Inc.(a)	75,237
		208,565
	TECHNOLOGY SERVICES - 3.4%
1,104	EVERTEC, Inc.	39,744
405	ICF International, Inc.	56,121
3,920	Riot Blockchain, Inc.(a)	49,588
5,294	StoneCompany Ltd.(a)	50,187
8,313	Unisys Corporation(a)	66,338
		261,978

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
496	Matson, Inc.	$ 75,977

	TRANSPORTATION EQUIPMENT - 0.8%
946	Greenbrier Companies, Inc. (The)	64,328

	WHOLESALE - DISCRETIONARY - 0.4%
1,171	G-III Apparel Group Ltd.(a)	34,697

	TOTAL COMMON STOCKS (Cost $6,153,642)	7,544,572

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 6.0%
	REPURCHASE AGREEMENT - 6.0%
463,366	With RBC Dominion Securities: at 4.59%, dated 11/29/24, to be repurchased on 12/2/24, total to be received $472,633 (Collateralized by various US Government agency obligations, due 12/05/2024 - 11/15/2054, 0.000% - 7.000% totaling $470,739)	466,366

	TOTAL REPURCHASE AGREEMENT (Cost $466,366)	466,366

	SHORT-TERM INVESTMENT — 3.2%
	MONEY MARKET FUND - 3.2%
246,273	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $246,273)(c)	246,273

	TOTAL INVESTMENTS - 106.1% (Cost $6,866,281)	$ 8,257,211
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1)%	(476,003)
	NET ASSETS - 100.0%	$ 7,781,208

LTD	- Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2024 was $774,327. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $336,552 on November 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.4%
	Australia - 1.9%
840	Rio Tinto Ltd.(a)	$ 65,011

	Brazil - 1.5%
3,940	TIM Participacoes S.A. - ADR	50,826

	Canada - 5.7%
1,190	Canadian Imperial Bank of Commerce	77,064
11,860	Kinross Gold Corporation	115,161
		192,225
	Cayman Islands - 4.0%
30,000	Haidilao International Holding Ltd.(a)	60,447
21,000	Xiaomi Corp 144A(a),(b),(c)	75,581
		136,028
	China - 2.4%
2,500	BYD Company Ltd., H Shares(a)	82,463

	Denmark - 2.1%
670	Novo Nordisk A/S(a)	71,803

	France - 7.2%
2,480	Bureau Veritas S.A.(a)	75,503
1,120	Compagnie de Saint-Gobain(a)	102,234
550	Ipsen S.A.(a)	63,587
		241,324
	Germany - 5.4%
280	Allianz SE(a)	86,651
1,940	GEA Group AG(a)	97,110
		183,761
	Indonesia - 1.6%
201,500	Bank Rakyat Indonesia Persero Tbk PT(a)	54,283

	Italy - 6.8%
3,080	Assicurazioni Generali SpA(a)	88,092
4,350	Eni SpA(a)	61,529

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	Italy - 6.8% (Continued)
20,510	Intesa Sanpaolo SpA(a)	$ 78,703
		228,324
	Japan - 14.1%
2,053	Hoshizaki Corporation(a)	83,327
7,700	Mitsubishi Heavy Industries Ltd.(a)	113,379
3,300	Otsuka Corporation(a)	82,433
4,400	Sony Corporation(a)	88,346
4,300	Sumitomo Mitsui Financial Group, Inc.(a)	106,140
		473,625
	Korea (Republic of) - 4.2%
360	Hanmi Pharmaceutical Company Ltd.(a)	70,593
1,080	Kia Motors Corporation(a)	72,363
		142,956
	Mexico - 1.3%
17,070	Wal-Mart de Mexico S.A.B de C.V.	45,414

	Singapore - 2.9%
3,090	DBS Group Holdings Ltd.(a)	98,054

	Spain - 4.9%
19,100	Banco Santander S.A.(a)	88,149
14,000	CaixaBank S.A.(a)	76,062
		164,211
	Switzerland - 5.2%
750	Novartis AG(a)	79,508
2,960	UBS Group AG(a)	95,712
		175,220
	Taiwan Province Of China - 2.7%
10,000	Quanta Computer, Inc.(a)	89,552

	Taiwan Province of China - 3.4%
620	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	114,489

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	Taiwan Province Of China - 2.2%
5,000	Realtek Semiconductor Corporation(a)	$ 73,242

	Thailand - 2.1%
11,400	Bumrungrad Hospital PCL(a)	69,272

	United Kingdom - 11.1%
1,800	BP plc - ADR	52,758
1,100	Coca-Cola European Partners plc	85,338
19,540	J Sainsbury plc(a)	64,980
14,100	Rolls-Royce Holdings plc(a),(b)	100,298
1,130	Unilever plc(a)	67,665
		371,039
	United States - 2.7%
500	Check Point Software Technologies Ltd.(b)	91,000

	TOTAL COMMON STOCKS (Cost $2,548,980)	3,214,122

	EXCHANGE-TRADED FUND — 2.2%
	India - 2.2%
1,370	iShares MSCI India ETF(b)	75,049

	TOTAL EXCHANGE-TRADED FUND (Cost $78,078)	75,049

	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
61,878	Dreyfus Institutional Preferred Government Money, Institutional Class, 4.60% (Cost $61,878)(d)	61,878

	TOTAL INVESTMENTS - 99.4% (Cost $2,688,936)	$ 3,351,049
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	21,522
	NET ASSETS - 100.0%	$ 3,372,571

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024 the total market value of 144A securities is 75,581 or 2.2% of net assets.
(d)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	BIOTECH & PHARMA - 38.5%
1,992	Amgen, Inc.	$ 563,477
12,368	Exelixis, Inc.(a)	450,937
3,068	Gilead Sciences, Inc.	284,035
3,632	Incyte Corporation(a)	270,911
3,441	Jazz Pharmaceuticals plc(a)	418,391
1,520	Johnson & Johnson	235,615
3,206	Merck & Company, Inc.	325,858
3,300	Novartis A.G. - ADR	349,041
3,072	Novo Nordisk A/S - ADR	328,090
670	Regeneron Pharmaceuticals, Inc.(a)	502,647
1,550	United Therapeutics Corporation(a)	574,261
587	Vertex Pharmaceuticals, Inc.(a)	274,792
		4,578,055
	HEALTH CARE FACILITIES & SERVICES - 39.3%
4,068	Cardinal Health, Inc.	497,272
2,265	Cencora, Inc.	569,761
3,907	Centene Corporation(a)	234,420
1,371	Cigna Group (The)	463,124
908	Elevance Health, Inc.	369,520
1,999	Ensign Group, Inc. (The)	292,274
1,200	Labcorp Holdings, Inc.	289,392
1,050	McKesson Corporation	659,924
973	Molina Healthcare, Inc.(a)	289,857
3,700	Tenet Healthcare Corporation(a)	527,916
800	UnitedHealth Group, Inc.	488,160
		4,681,620
	MEDICAL EQUIPMENT & DEVICES - 21.7%
752	Bio-Rad Laboratories, Inc., Class A(a)	256,079
1,556	Danaher Corporation	372,958
1,120	Intuitive Surgical, Inc.(a)	607,039
3,626	Medtronic PLC	313,794
2,572	Revvity, Inc.	298,712
825	Stryker Corporation	323,524

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 21.7% (Continued)
768	Thermo Fisher Scientific, Inc.	$ 406,756
		2,578,862

	TOTAL COMMON STOCKS (Cost $7,371,859)	11,838,537

	SHORT-TERM INVESTMENT— 0.6%
	MONEY MARKET FUND - 0.6%
70,983	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $70,983)(b)	70,983

	TOTAL INVESTMENTS - 100.1% (Cost $7,442,842)	$ 11,909,520
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(16,265)
	NET ASSETS - 100.0%	$ 11,893,255

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	E-COMMERCE DISCRETIONARY - 9.2%
16,000	Amazon.com, Inc.(a)	$ 3,326,240
11,074	eBay, Inc.	700,873
		4,027,113
	INDUSTRIAL SUPPORT SERVICES - 1.9%
3,000	Applied Industrial Technologies, Inc.	824,160

	INTERNET MEDIA & SERVICES - 14.9%
1,000	Alphabet, Inc., Class A	168,950
22,920	Alphabet, Inc., Class C	3,907,631
4,298	Meta Platforms, Inc., Class A	2,468,427
		6,545,008
	SEMICONDUCTORS - 15.1%
2,784	KLA Corporation	1,801,332
18,274	Kulicke & Soffa Industries, Inc.	884,827
15,910	NVIDIA Corporation	2,199,557
11,000	QUALCOMM, Inc.	1,743,830
		6,629,546
	SOFTWARE - 28.0%
11,000	Akamai Technologies, Inc.(a)	1,034,220
2,100	Crowdstrike Holdings, Inc., Class A(a)	726,537
7,242	Microsoft Corporation	3,066,697
15,414	Oracle Corporation	2,849,124
6,620	Salesforce, Inc.	2,184,534
3,200	Synopsys, Inc.(a)	1,787,168
2,925	Veeva Systems, Inc., Class A(a)	666,461
		12,314,741
	TECHNOLOGY HARDWARE - 9.0%
6,768	Apple, Inc.	1,606,249
39,577	Cisco Systems, Inc.	2,343,355
		3,949,604
	TECHNOLOGY SERVICES - 21.6%
17,805	Amdocs Ltd.	1,544,050
11,963	Cognizant Technology Solutions Corporation, Class A	962,902
8,412	Global Payments, Inc.	1,000,692

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 21.6% (Continued)
4,795	Jack Henry & Associates, Inc.	$ 844,783
3,236	Mastercard, Inc., Class A	1,724,594
9,848	Parsons Corporation(a)	944,522
7,750	Visa, Inc., Class A	2,441,869
		9,463,412

	TOTAL COMMON STOCKS (Cost $10,585,396)	43,753,584

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
180,872	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $180,872)(b)	180,872

	TOTAL INVESTMENTS - 100.1% (Cost $10,766,268)	$ 43,934,456
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(61,847)
	NET ASSETS - 100.0%	$ 43,872,609

LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

Ts p

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4%
	CHEMICALS - 15.9%
51	Air Products and Chemicals, Inc.	$ 17,051
1,948	BASF S.E. - ADR	21,818
677	Dow, Inc.	29,931
256	Eastman Chemical Company	26,808
429	Huntsman Corporation	8,400
73	Linde plc	33,653
298	LyondellBasell Industries N.V., A	24,835
992	Mosaic Company (The)	26,248
195	PPG Industries, Inc.	24,252
		212,996
	CONSTRUCTION MATERIALS - 1.6%
70	Eagle Materials, Inc.	21,624

	CONTAINERS & PACKAGING - 4.3%
329	Berry Global Group, Inc.	23,790
581	International Paper Company	34,180
		57,970
	ENGINEERING & CONSTRUCTION - 0.3%
172	Technip Energies N.V. - ADR	4,211

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
90	Magnera Corporation(a)	1,843

	METALS & MINING - 16.1%
1,358	Anglo American plc - ADR	21,815
7,918	B2Gold Corporation	22,804
429	BHP Group Ltd. - ADR	22,587
509	Freeport-McMoRan, Inc.	22,498
2,574	Glencore plc - ADR	24,737
3,360	Kinross Gold Corporation	32,625
686	Rio Tinto plc - ADR	43,108
2,634	Vale S.A. - ADR	25,971
		216,145

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	OIL & GAS PRODUCERS - 55.3%
443	BP PLC - ADR	$ 12,984
579	Canadian Natural Resources Ltd.	19,582
633	Chevron Corporation	102,502
380	Civitas Resources, Inc.	19,714
305	ConocoPhillips	33,044
179	Diamondback Energy, Inc.	31,789
1,242	Eni SpA - ADR	35,000
338	EOG Resources, Inc.	45,042
248	Expand Energy Corporation	24,542
855	Exxon Mobil Corporation	100,856
1,852	Kinder Morgan, Inc.	52,356
172	Marathon Petroleum Corporation	26,858
429	ONEOK, Inc.	48,734
633	Ovintiv, Inc.	28,751
574	PBF Energy, Inc., Class A	18,075
3,374	Petroleo Brasileiro S.A. - ADR	48,181
442	Shell PLC - ADR	28,615
1,025	Suncor Energy, Inc.	40,467
364	TotalEnergies S.E. - ADR	21,108
161	Woodside Energy Group Ltd. - ADR	2,582
		740,782
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
770	Halliburton Company	24,532

	STEEL - 3.0%
155	Nucor Corporation	23,977
325	POSCO - ADR	16,777
		40,754

	TOTAL COMMON STOCKS (Cost $999,514)	1,320,857

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.7%
MONEY MARKET FUND - 1.7%
22,919	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $22,919)(b)	$ 22,919

	TOTAL INVESTMENTS - 100.1% (Cost $1,022,433)	$ 1,343,776
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(859)
	NET ASSETS - 100.0%	$ 1,342,917

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.1%
	ASSET MANAGEMENT - 11.9%
97	Ameriprise Financial, Inc.	$ 55,676
242	Apollo Global Management, Inc.	42,357
15	Blackrock, Inc.	15,342
55	Blackstone, Inc.	10,510
90	Charles Schwab Corporation (The)	7,448
32	F&G Annuities & Life, Inc.	1,547
676	Janus Henderson Group plc	30,609
330	Stifel Financial Corporation	38,214
		201,703
	BANKING - 24.0%
1,489	Bank of America Corporation	70,742
572	Bank OZK	28,583
483	Citigroup, Inc.	34,230
374	East West Bancorp, Inc.	41,020
284	JPMorgan Chase & Company	70,921
43	PNC Financial Services Group, Inc. (The)	9,233
615	Synovus Financial Corporation	35,098
832	US Bancorp	44,337
197	Webster Financial Corporation	12,171
777	Wells Fargo & Company	59,184
		405,519
	INSTITUTIONAL FINANCIAL SERVICES - 11.8%
168	Cboe Global Markets, Inc.	36,263
207	CME Group, Inc.	49,266
30	Goldman Sachs Group, Inc. (The)	18,257
195	Interactive Brokers Group, Inc., Class A	37,263
49	Intercontinental Exchange, Inc.	7,887
109	Morgan Stanley	14,345
363	State Street Corporation	35,759
		199,040
	INSURANCE - 25.8%
514	Aflac, Inc.	58,596
206	American Financial Group, Inc.	30,253
18	Aon PLC, Class A	7,048

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	INSURANCE - 25.8% (Continued)
130	Axis Capital Holdings LTD.	$ 12,095
331	Berkshire Hathaway, Inc., Class B(a)	159,879
206	Chubb Ltd.	59,478
37	Everest Re Group Ltd.	14,340
124	Marsh & McLennan Companies, Inc.	28,921
74	Progressive Corporation (The)	19,897
339	Voya Financial, Inc.	28,137
283	W R Berkley Corporation	18,268
		436,912
	SPECIALTY FINANCE - 7.9%
103	American Express Company	31,382
155	Capital One Financial Corporation	29,762
64	Discover Financial Services	11,676
681	MGIC Investment Corporation	17,883
627	Synchrony Financial	42,334
		133,037
	TECHNOLOGY SERVICES - 15.7%
293	Block, Inc., Class A(a)	25,945
45	Fiserv, Inc.(a)	9,943
124	Mastercard, Inc., Class A	66,085
17	Moody's Corporation	8,500
197	PayPal Holdings, Inc.(a)	17,094
36	S&P Global, Inc.	18,810
731	Toast, Inc., Class A(a)	31,828
203	Visa, Inc., Class A	63,961
879	Western Union Company (The)	9,678
73	WEX, Inc.(a)	13,772
		265,616

	TOTAL COMMON STOCKS (Cost $834,708)	1,641,827

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 2.8%
MONEY MARKET FUND - 2.8%
47,139	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $47,139)(b)	$ 47,139

	TOTAL INVESTMENTS - 99.9% (Cost $881,847)	$ 1,688,966
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	1,065
	NET ASSETS - 100.0%	$ 1,690,031

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 97.7%
	FIXED INCOME - 97.7%
707,151	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$ 7,311,946
334,952	Vanguard Short-Term Bond Index Fund, Admiral Class	3,406,460
		10,718,406

	TOTAL OPEN END FUNDS (Cost $10,666,014)	10,718,406

	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
232,510	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $232,510)(a)	232,510

	TOTAL INVESTMENTS - 99.8% (Cost $10,898,524)	$ 10,950,916
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	22,808
	NET ASSETS - 100.0%	$ 10,973,724

(a)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 97.2%
	FIXED INCOME - 97.2%
37,015	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$ 508,584
2,646	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	41,833
		550,417

	TOTAL OPEN END FUNDS (Cost $548,469)	550,417

	SHORT-TERM INVESTMENT — 4.4%
	MONEY MARKET FUND - 4.4%
24,799	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 2.91% (Cost $24,799)(a)	24,799

	TOTAL INVESTMENTS - 101.6% (Cost $573,268)	$ 575,216
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(9,172)
	NET ASSETS - 100.0%	$ 566,044

(a)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 100.1%
	MONEY MARKET FUNDS - 100.1%
1,405,257	BlackRock Liquidity FedFund, Institutional Class, 4.53%(a)	$ 1,405,257
1,405,257	Dreyfus Government Cash Management, Class I, 4.52%(a)	1,405,257
1,405,257	Federated Hermes Government Obligations Fund, Institutional Class, 4.50%(a)	1,405,257
1,405,256	JPMorgan US Government Money Market Fund, Capital Class, 4.54%(a)	1,405,256
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,621,027)	5,621,027

	TOTAL INVESTMENTS - 100.1% (Cost $5,621,027)	$ 5,621,027
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(4,835)
	NET ASSETS - 100.0%	$ 5,616,192

(a)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.9%
	ALTERNATIVE - 8.5%
15,129	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 126,653

	EQUITY - 75.0%
2,882	Saratoga Energy & Basic Materials Portfolio, Class I(a)	40,662
2,113	Saratoga Health & Biotechnology Portfolio, Class I(a)	52,077
7,774	Saratoga Large Capitalization Growth Portfolio, Class I(a)	279,787
7,651	Saratoga Large Capitalization Value Portfolio, Class I(a)	239,790
10,364	Saratoga Mid Capitalization Portfolio, Class I(a)	175,148
15,832	Saratoga Small Capitalization Portfolio, Class I(a),(b)	134,257
1,938	Saratoga Technology & Communications Portfolio, Class I(a)	56,711
849	Vanguard Financials Index Fund, Admiral Class	53,609
2,708	Vanguard Total International Stock Index Fund, Admiral Class	89,576
		1,121,617
	FIXED INCOME - 11.4%
13,000	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	134,415
3,559	Vanguard Short-Term Bond Index Fund, Admiral Class	36,191
		170,606

	TOTAL OPEN END FUNDS (Cost $1,160,820)	1,418,876

	SHORT-TERM INVESTMENT — 5.1%
	MONEY MARKET FUND - 5.1%
76,757	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $76,757)(c)	76,757

	TOTAL INVESTMENTS - 100.0% (Cost $1,237,577)	$ 1,495,633
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(d)	(947)
	NET ASSETS - 100.0%	$ 1,494,686

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.
(d)	Amount represents less than 0.05%.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 91.1%
	ALTERNATIVE - 6.9%
26,371	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 220,725

	EQUITY - 40.2%
13,301	Saratoga Large Capitalization Growth Portfolio, Class I(a)	478,697
12,930	Saratoga Large Capitalization Value Portfolio, Class I(a)	405,214
17,436	Saratoga Mid Capitalization Portfolio, Class I(a)	294,672
7,654	Saratoga Small Capitalization Portfolio, Class I(a),(b)	64,902
948	Vanguard Total International Stock Index Fund, Admiral Class	31,363
		1,274,848
	FIXED INCOME - 44.0%
106,690	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,103,172
28,662	Vanguard Short-Term Bond Index Fund, Admiral Class	291,494
		1,394,666

	TOTAL OPEN END FUNDS (Cost $2,586,061)	2,890,239

	SHORT-TERM INVESTMENT — 8.9%
	MONEY MARKET FUND - 8.9%
282,228	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $282,228)(c)	282,228

	TOTAL INVESTMENTS - 100.0% (Cost $2,868,289)	$ 3,172,467
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(d)	(265)
	NET ASSETS - 100.0%	$ 3,172,202

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.
(d)	Amount represents less than 0.05%.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 92.9%
	ALTERNATIVE - 6.8%
19,136	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 160,169

	EQUITY - 62.0%
2,478	Saratoga Energy & Basic Materials Portfolio, Class I(a)	34,965
1,823	Saratoga Health & Biotechnology Portfolio, Class I(a)	44,941
12,145	Saratoga Large Capitalization Growth Portfolio, Class I(a)	437,107
12,456	Saratoga Large Capitalization Value Portfolio, Class I(a)	390,364
17,162	Saratoga Mid Capitalization Portfolio, Class I(a)	290,040
11,725	Saratoga Small Capitalization Portfolio, Class I(a),(b)	99,428
1,863	Saratoga Technology & Communications Portfolio, Class I(a)	54,519
751	Vanguard Financials Index Fund, Admiral Class	47,410
1,625	Vanguard Total International Stock Index Fund, Admiral Class	53,770
		1,452,544
	FIXED INCOME - 24.1%
43,073	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	445,373
11,740	Vanguard Short-Term Bond Index Fund, Admiral Class	119,398
		564,771

	TOTAL OPEN END FUNDS (Cost $1,809,875)	2,177,484

	SHORT-TERM INVESTMENT — 7.0%
	MONEY MARKET FUND - 7.0%
163,559	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $163,559)(c)	163,559

	TOTAL INVESTMENTS - 99.9% (Cost $1,973,434)	$ 2,341,043
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	1,527
	NET ASSETS - 100.0%	$ 2,342,570

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 93.7%
	ALTERNATIVE - 7.9%
11,140	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 93,243

	EQUITY - 66.6%
1,924	Saratoga Energy & Basic Materials Portfolio, Class I(a)	27,151
1,230	Saratoga Health & Biotechnology Portfolio, Class I(a)	30,315
5,775	Saratoga Large Capitalization Growth Portfolio, Class I(a)	207,828
5,988	Saratoga Large Capitalization Value Portfolio, Class I(a)	187,657
8,803	Saratoga Mid Capitalization Portfolio, Class I(a)	148,764
9,339	Saratoga Small Capitalization Portfolio, Class I(a),(b)	79,193
1,125	Saratoga Technology & Communications Portfolio, Class I(a)	32,910
438	Vanguard Financials Index Fund, Admiral Class	27,647
1,388	Vanguard Total International Stock Index Fund, Admiral Class	45,923
		787,388
	FIXED INCOME - 19.2%
17,352	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	179,418
4,723	Vanguard Short-Term Bond Index Fund, Admiral Class	48,035
		227,453

	TOTAL OPEN END FUNDS (Cost $913,924)	1,108,084

	SHORT-TERM INVESTMENT — 6.2%
	MONEY MARKET FUND - 6.2%
73,663	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $73,663)(c)	73,663

	TOTAL INVESTMENTS - 99.9% (Cost $987,587)	$ 1,181,747
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	731
	NET ASSETS - 100.0%	$ 1,182,478

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 91.9%
	ALTERNATIVE - 6.9%
7,420	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 62,101

	EQUITY - 56.9%
4,556	Saratoga Large Capitalization Growth Portfolio, Class I(a)	163,985
4,587	Saratoga Large Capitalization Value Portfolio, Class I(a)	143,762
6,892	Saratoga Mid Capitalization Portfolio, Class I(a)	116,474
6,435	Saratoga Small Capitalization Portfolio, Class I(a),(b)	54,567
937	Vanguard Total International Stock Index Fund, Admiral Class	30,986
		509,774
	FIXED INCOME - 28.1%
18,906	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	195,484
5,534	Vanguard Short-Term Bond Index Fund, Admiral Class	56,283
		251,767

	TOTAL OPEN END FUNDS (Cost $701,810)	823,642

	SHORT-TERM INVESTMENT — 7.9%
	MONEY MARKET FUND - 7.9%
71,176	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.60% (Cost $71,176)(c)	71,176

	TOTAL INVESTMENTS - 99.8% (Cost $772,986)	$ 894,818
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	1,398
	NET ASSETS - 100.0%	$ 896,216

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.